Consolidated Balance Sheets $ in Thousands	Feb. 29, 2020 USD ($)
Current assets:
Cash and cash equivalents	$ 33,155
Accounts receivable	294
Unbilled revenue	895
Current portion of deferred contract acquisition costs	1,368
Current portion of deferred financing fees	279
Prepaid and other current assets	12,944
Total current assets	48,935
Property and equipment, net	13,625
Goodwill	4,013
Acquired technology, net	2,054
Deferred contract acquisition costs	3,876
Other assets	745
Total assets	73,248
Current liabilities:
Accounts payable	5,273
Accrued expenses	6,580
Accrued compensation	23,838
Deferred rent and other current liabilities	674
Due to customers	4,674
Current portion of deferred revenue	28,919
Total current liabilities	69,958
Loans payable, net of unamortized issuance costs	21,144
Deferred rent and other noncurrent liabilities	5,523
Deferred revenue	396
Total liabilities	97,021
Convertible preferred stock :
Preferred stock par value $0.0001; 25,000,000 shares authorized; 0 and 19,513,939 issued and outstanding at August 31, 2020 and February 29, 2020, respectively	233,022
Commitments (note 13)
Stockholders' deficit
Common stock par value $0.0001; 65,000,000 shares authorized; 3,616,549 and 6,033,450 shares issued and outstanding at February 28, 2019 and February 29, 2020, respectively; 500,000,000 shares authorized, 36,914,769 shares issued and outstanding, pro forma	2
Additional paid-in capital	64,071
Accumulated deficit	(320,868)
Total stockholders' equity (deficit)	(256,795)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	73,248
Pro forma
Current assets:
Cash and cash equivalents	84,321
Accounts receivable	294
Unbilled revenue	895
Current portion of deferred contract acquisition costs	1,368
Current portion of deferred financing fees	279
Prepaid and other current assets	12,944
Total current assets	100,101
Property and equipment, net	13,625
Goodwill	4,013
Acquired technology, net	2,054
Deferred contract acquisition costs	3,876
Other assets	745
Total assets	124,414
Current liabilities:
Accounts payable	5,273
Accrued expenses	6,580
Accrued compensation	23,838
Deferred rent and other current liabilities	674
Due to customers	4,674
Current portion of deferred revenue	28,919
Total current liabilities	69,958
Loans payable, net of unamortized issuance costs	72,310
Deferred rent and other noncurrent liabilities	5,523
Deferred revenue	396
Total liabilities	148,187
Convertible preferred stock :
Commitments (note 13)
Stockholders' deficit
Common stock par value $0.0001; 65,000,000 shares authorized; 3,616,549 and 6,033,450 shares issued and outstanding at February 28, 2019 and February 29, 2020, respectively; 500,000,000 shares authorized, 36,914,769 shares issued and outstanding, pro forma	4
Additional paid-in capital	297,091
Accumulated deficit	(320,868)
Total stockholders' equity (deficit)	(23,773)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	$ 124,414